SCHEDULE OF BALANCE AMOUNTS DUE FROM RELATED PARTY (Details) - Related Party [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Total amounts due from a related party		$ 321,341
Greenspace Ventures Limited [Member]
Related Party Transaction [Line Items]
Total amounts due from a related party		$ 321,341